Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (56,297)	$ (45,254)	$ (61,317)	$ (35,803)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	5,033	3,122	4,207	3,488
Depreciation and amortization expense	2,441	1,185	1,864	347
Amortization (accretion) of premium (discount) on marketable securities	88	(335)	(317)	(834)
Gain on sale of property and equipment			(10)
Changes in operating assets and liabilities:
Tenant receivable	448	(1,297)	840	(1,288)
Prepaid expenses and other current assets	(2,870)	(1,078)	(1,863)	(498)
Other noncurrent assets	(169)			17
Accounts payable	(1,321)	(132)	761	223
Accrued expenses and other current liabilities	1,631	2,284	2,470	3,263
Deferred rent	(761)	12,966	13,019	2,966
Net cash used in operating activities	(51,777)	(28,539)	(40,346)	(28,119)
Cash flows from investing activities:
Purchases of property and equipment	(3,724)	(18,828)	(19,986)	(3,021)
Proceeds from sale of property and equipment			80
Purchases of marketable securities	(221,823)	(20,789)	(20,789)	(109,940)
Sales and maturities of marketable securities		82,680	88,680	43,200
Net cash provided by (used in) investing activities	(225,547)	43,063	47,985	(69,761)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs incurred and paid in current period	108,854
Proceeds from initial public offering of common stock, net of underwriting discounts and commissions	213,900			100,189
Proceeds from exercise of stock options	1,229	9	100	0
Payment of initial public offering costs	(3,185)
Payments of deferred offering costs			(22)
Net cash provided by financing activities	320,798	9	78	100,189
Net increase in cash, cash equivalents and restricted cash	43,474	14,533	7,717	2,309
Cash, cash equivalents and restricted cash at beginning of period	17,183	9,466	9,466	7,157
Cash, cash equivalents and restricted cash at end of period	60,657	23,999	17,183	9,466
Supplemental disclosure of noncash investing and financing information:
Conversion of convertible preferred stock to common stock	224,425
Purchases of property and equipment included in accounts payable and accrued expenses	$ 404	$ 895	644	$ 1,337
Preferred stock issuance costs included in accrued expenses			$ 65